Submission	Feb. 25, 2026
Submission [Line Items]
Central Index Key	0002085485
Registrant Name	APEX Tech Acquisition Inc.
Form Type	S-1MEF
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Issuer Name	APEX Tech Acquisition Inc.